BACKGROUND - New accounting pronouncements (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
New accounting pronouncements
Other income	[1]	£ 1,105	£ 1,137
Increase (decrease) due to reclassification of rebates under IFRS 15
New accounting pronouncements
Other income		£ 82	£ (85)

[1]	The half year 2017 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15 (see note A2).